INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Corporate Income Tax Rate Of Significant Jurisdictions [Table Text Block]

Non-Israeli subsidiaries are taxed based on tax laws in their respective jurisdictions. The Corporate income tax rate of significant jurisdictions are as follows:

Tax rate
Mexico	30%
Brazil	34%
Argentina	35%
United States (*)	35%
(*)	Federal.

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Income (loss) before taxes on income:
	Year ended December 31,
	2017	2016	2015

Domestic	8,813	5,936	4,189
Foreign	487	(743)	413

	9,300	5,193	4,602

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	December 31,
	2017	2016

Reserves and accruals	392	985
Carryforward tax losses	23,950	23,271
Other temporary differences	666	423

Total deferred tax assets before valuation allowance	25,008	24,679

Valuation allowance (2)	(9,229)	(17,621)

Net deferred tax assets	15,779	7,058

Goodwill and other intangible assets	(6,696)	(5,482)
Other temporary differences	(38)	(809)

Total deferred tax liabilities	(6,734)	(6,291)

Total deferred tax Assets , net of deferred tax liabilities	9,045	767

Schedule of Deferred Taxes Included in Balance Sheets [Table Text Block]
Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2017	2016	2015
Income before taxes, as reported in the consolidated statements of operations	9,300	5,193	4,602

Statutory tax rate	24%	25%	26.5%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	2,232	1,298	1,219
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	31	118	21
Change in valuation allowance in respect of deferred taxes	(8,950)	-	-
Operating carryforward losses for which a valuation allowance was provided	3	197	17
Tax adjustment in respect of different tax rates due to approved enterprise	(567)	-	-
Realization of carryforward tax losses for which a valuation allowance was provided	(404)	40	(191)
Provision for uncertain tax position	127	-	-
Nondeductible expenses and other permanent differences	307	192	65

	(7,221)	1,845	1,131

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Taxes on income (tax benefit) included in the consolidated statements of operations:

	Year ended December 31,
	2017	2016	2015

Current	927	501	348
Deferred	(8,148)	1,344	783

	(7,221)	1,845	1,131

Domestic	(7,674)	1,768	1,256
Foreign	453	77	(125)

	(7,221)	1,845	1,131

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2017	2016

Balance at the beginning of the year	$-	$-

Additions based on tax positions taken related to the current year	127	-
Reductions related to settlement of tax matters and limitation	-	-

Balance at the end of the year	$127	$-